Finance costs, net (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Finance costs
Total finance costs	€ (1,953)	€ (1,197)	€ (3,174)	€ (2,206)
Finance income
Other interest income				1
Total finance income				1
Finance costs, net	(1,953)	(1,197)	(3,174)	(2,205)
Revolving credit facility
Finance costs
Interest expense	(1,227)	(446)	(1,820)	(701)
Finance income
Borrowings	40,600		40,600
Amount of borrowings used as guarantees	8,300		8,300
Notional amount	75,000		75,000
Leases
Finance costs
Interest expense	€ (675)	€ (752)	€ (1,354)	€ (1,505)